SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Mar. 09, 2021	Dec. 31, 2020
Temporary equity, shares outstanding		34,500,000	34,500,000	34,500,000
Unrecognized tax benefits	$ 0				$ 0
Unrecognized tax benefits accrued for interest and penalties	$ 0				0
Warrants exercisable to purchase Class A ordinary shares	19,300,000
Federal depository insurance coverage	$ 250,000				$ 250,000
Class A Ordinary shares subject to possible redemption
Temporary equity, shares outstanding	34,500,000				0